SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2024	Dec. 31, 2023
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES
	December 31, 2023	June 30, 2024
SGD to USD Year End/Period	0.7580	0.7379
SGD to USD Average Rate	0.7447	0.7425

	December 31,
	2022	2023
SGD to US$ Year End	0.7460	0.7580
SGD to US$ Average Rate	0.7259	0.7447

SCHEDULE OF ESTIMATED USEFUL LIVES
Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years

Category	Estimated useful lives

Land use right	Over the lease term
Leasehold buildings	30 years
Plant and machinery	5 to 10 years
Equipment, furniture and fittings	1-5 years